UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

Fidelity®

Export and Multinational

Fund

Semiannual Report

February 28, 2005

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Actual	$1,000.00	$1,148.00	$4.69
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.43	$4.41

* Expenses are equal to the Fund's annualized expense ratio of .88%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	6.5	5.6
Microsoft Corp.	3.9	4.7
UnitedHealth Group, Inc.	3.9	3.5
Robert Half International, Inc.	3.1	1.9
Home Depot, Inc.	2.9	2.8
ACE Ltd.	2.7	2.2
Intel Corp.	2.6	2.1
Goldman Sachs Group, Inc.	2.5	2.0
Dell, Inc.	2.5	1.8
Tyco International Ltd.	2.5	2.0
	33.1
Top Five Market Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	19.9
Financials	24.6	26.5
Health Care	13.1	14.4
Industrials	13.0	9.8
Energy	12.2	6.7
Asset Allocation (% of fund's net assets)
As of February 28, 2005 *		As of August 31, 2004 **
	Stocks 98.3%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	11.3%	** Foreign investments	8.1%

Semiannual Report

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.3%
Internet & Catalog Retail - 2.1%
eBay, Inc. (a)	1,030,140	$44,131
Media - 0.8%
Lamar Advertising Co. Class A (a)	252,450	9,919
News Corp. Class B	460,700	7,929
		17,848
Specialty Retail - 3.4%
Aeropostale, Inc. (a)	322,860	10,299
Home Depot, Inc.	1,567,900	62,747
		73,046
TOTAL CONSUMER DISCRETIONARY		135,025
CONSUMER STAPLES - 1.7%
Household Products - 0.7%
Procter & Gamble Co.	294,400	15,630
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	469,050	20,629
TOTAL CONSUMER STAPLES		36,259
ENERGY - 12.2%
Energy Equipment & Services - 6.9%
BJ Services Co.	237,100	11,846
Grant Prideco, Inc. (a)	491,900	11,884
Halliburton Co.	707,200	31,096
National-Oilwell, Inc. (a)	229,700	10,415
Noble Corp.	216,300	12,344
Pride International, Inc. (a)	497,800	12,256
Schlumberger Ltd. (NY Shares)	309,600	23,359
Smith International, Inc.	172,700	11,098
Varco International, Inc. (a)	268,950	10,142
Weatherford International Ltd. (a)	256,550	15,293
		149,733
Oil & Gas - 5.3%
Apache Corp.	379,950	23,891
Burlington Resources, Inc.	151,500	7,519
Forest Oil Corp. (a)	196,835	7,873
Occidental Petroleum Corp.	274,820	19,312
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Total SA sponsored ADR	214,740	$25,597
Valero Energy Corp.	409,380	29,164
		113,356
TOTAL ENERGY		263,089
FINANCIALS - 24.6%
Capital Markets - 6.8%
Goldman Sachs Group, Inc.	495,460	53,906
Merrill Lynch & Co., Inc.	414,400	24,276
Morgan Stanley	708,690	40,020
UBS AG (NY Shares)	334,550	29,022
		147,224
Insurance - 17.8%
ACE Ltd.	1,302,230	57,897
AMBAC Financial Group, Inc.	569,200	44,272
American International Group, Inc.	2,093,990	139,876
Hartford Financial Services Group, Inc.	399,180	28,721
The Chubb Corp.	246,230	19,479
W.R. Berkley Corp.	810,000	41,602
XL Capital Ltd. Class A	680,855	51,064
		382,911
TOTAL FINANCIALS		530,135
HEALTH CARE - 13.1%
Biotechnology - 1.8%
Cephalon, Inc. (a)	247,800	12,160
Genentech, Inc. (a)	496,200	23,421
OSI Pharmaceuticals, Inc. (a)	63,200	3,453
		39,034
Health Care Equipment & Supplies - 2.1%
Kinetic Concepts, Inc.	115,800	7,554
Medtronic, Inc.	533,000	27,780
Waters Corp. (a)	192,400	9,399
		44,733
Health Care Providers & Services - 5.1%
American Healthways, Inc. (a)	158,300	5,379
PacifiCare Health Systems, Inc. (a)	101,700	6,456
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Pediatrix Medical Group, Inc. (a)	189,890	$13,013
UnitedHealth Group, Inc.	922,930	84,134
		108,982
Pharmaceuticals - 4.1%
Allergan, Inc.	165,350	12,431
Barr Pharmaceuticals, Inc. (a)	281,860	13,456
Pfizer, Inc.	977,567	25,700
Roche Holding AG (participation certificate) (d)	189,453	19,983
Wyeth	417,250	17,032
		88,602
TOTAL HEALTH CARE		281,351
INDUSTRIALS - 13.0%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	1,349,450	51,239
Commercial Services & Supplies - 6.9%
Apollo Group, Inc. Class A (a)	702,010	51,696
Bright Horizons Family Solutions, Inc. (a)	200,375	13,802
Cintas Corp.	276,490	12,105
Education Management Corp. (a)	197,100	5,779
Robert Half International, Inc.	2,266,730	66,121
		149,503
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	386,300	16,769
Fluor Corp.	144,010	9,037
		25,806
Industrial Conglomerates - 2.5%
Tyco International Ltd.	1,593,400	53,347
TOTAL INDUSTRIALS		279,895
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	1,677,200	29,217
Juniper Networks, Inc. (a)	782,600	16,857
		46,074
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.2%
Dell, Inc. (a)	1,333,885	$53,475
EMC Corp. (a)	1,182,100	14,965
		68,440
Electronic Equipment & Instruments - 2.4%
Amphenol Corp. Class A	326,000	13,007
CDW Corp.	278,440	16,002
Flextronics International Ltd. (a)	611,500	8,164
National Instruments Corp.	504,750	14,416
		51,589
Internet Software & Services - 2.0%
Google, Inc. Class A (sub. vtg.)	107,320	20,175
Yahoo!, Inc. (a)	693,500	22,379
		42,554
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	291,000	15,045
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	256,900	12,812
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	538,340	19,768
ARM Holdings PLC sponsored ADR	1,779,800	10,999
Exar Corp. (a)	274,000	3,872
FormFactor, Inc. (a)	328,200	7,539
Freescale Semiconductor, Inc.:
Class A	126,100	2,383
Class B (a)	281,300	5,395
Intel Corp.	2,369,800	56,828
KLA-Tencor Corp.	255,500	12,624
Marvell Technology Group Ltd. (a)	336,160	12,300
Maxim Integrated Products, Inc.	279,100	12,007
National Semiconductor Corp.	699,000	13,945
		157,660
Software - 6.8%
Macrovision Corp. (a)	265,400	6,436
Microsoft Corp.	3,374,490	84,970
Oracle Corp. (a)	1,582,900	20,435
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	1,145,400	$25,210
TIBCO Software, Inc. (a)	1,032,600	10,078
		147,129
TOTAL INFORMATION TECHNOLOGY		541,303
MATERIALS - 2.3%
Chemicals - 1.1%
Dow Chemical Co.	151,500	8,355
Lyondell Chemical Co.	462,055	15,641
		23,996
Metals & Mining - 1.2%
Gerdau SA sponsored ADR	241,800	4,773
Rio Tinto PLC sponsored ADR	82,450	11,672
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	324,000	8,571
		25,016
TOTAL MATERIALS		49,012
TOTAL COMMON STOCKS (Cost $1,882,534)		2,116,069
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 2.51% (b)	24,558,270	24,558
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	20,344,680	20,345
TOTAL MONEY MARKET FUNDS (Cost $44,903)		44,903
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,927,437)		2,160,972
NET OTHER ASSETS - (0.4)%		(9,430)
NET ASSETS - 100%		$2,151,542
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Includes investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.7%
Bermuda	3.3%
Switzerland	2.2%
France	1.2%
Netherlands Antilles	1.1%
United Kingdom	1.1%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,285) (cost $1,927,437) - See accompanying schedule		$2,160,972
Cash		556
Receivable for investments sold		35,002
Receivable for fund shares sold		19,431
Dividends receivable		2,019
Interest receivable		78
Prepaid expenses		5
Other receivables		242
Total assets		2,218,305

Liabilities
Payable for investments purchased	$42,201
Payable for fund shares redeemed	2,660
Accrued management fee	967
Other affiliated payables	397
Other payables and accrued expenses	193
Collateral on securities loaned, at value	20,345
Total liabilities		66,763

Net Assets		$2,151,542
Net Assets consist of:
Paid in capital		$1,891,359
Undistributed net investment income		239
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,408
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		233,536
Net Assets, for 107,752 shares outstanding		$2,151,542
Net Asset Value, offering price and redemption price per share ($2,151,542 ÷ 107,752 shares)		$19.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands)		Six months ended February 28, 2005 (Unaudited)

Investment Income
Dividends		$7,143
Special Dividends		7,337
Interest		311
Security lending		5
Total income		14,796

Expenses
Management fee	$4,509
Transfer agent fees	1,800
Accounting and security lending fees	236
Non-interested trustees' compensation	4
Custodian fees and expenses	19
Registration fees	183
Audit	29
Legal	13
Miscellaneous	80
Total expenses before reductions	6,873
Expense reductions	(255)	6,618
Net investment income (loss)		8,178
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	51,589
Foreign currency transactions	(42)
Total net realized gain (loss)		51,547
Change in net unrealized appreciation (depreciation) on: Investment securities	152,342
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		152,343
Net gain (loss)		203,890
Net increase (decrease) in net assets resulting from operations		$212,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,178	$1,675
Net realized gain (loss)	51,547	104,951
Change in net unrealized appreciation (depreciation)	152,343	7,945
Net increase (decrease) in net assets resulting from operations	212,068	114,571
Distributions to shareholders from net investment income	(8,330)	(3,865)
Distributions to shareholders from net realized gain	(59,903)	-
Total distributions	(68,233)	(3,865)
Share transactions Proceeds from sales of shares	957,577	540,782
Reinvestment of distributions	65,863	3,734
Cost of shares redeemed	(276,896)	(266,094)
Net increase (decrease) in net assets resulting from share transactions	746,544	278,422
Redemption fees	33	66
Total increase (decrease) in net assets	890,412	389,194

Net Assets
Beginning of period	1,261,130	871,936
End of period (including undistributed net investment income of $239 and undistributed net investment income of $411, respectively)	$2,151,542	$1,261,130
Other Information Shares
Sold	49,487	29,976
Issued in reinvestment of distributions	3,515	220
Redeemed	(14,275)	(14,906)
Net increase (decrease)	38,727	15,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28 (Unaudited)	Years ended August 31,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$18.27	$16.23	$13.59	$16.39	$23.45	$22.03
Income from Investment Operations
Net investment income (loss)D	.10E	.03	.09	.03	.04	.08
Net realized and unrealized gain (loss)	2.53	2.08	2.60	(2.80)	(1.79)	6.19
Total from investment operations	2.63	2.11	2.69	(2.77)	(1.75)	6.27
Distributions from net investment income	(.11)	(.07)	(.05)	(.03)	(.10)	(.05)
Distributions from net realized gain	(.82)	-	-	-	(5.21)	(4.80)
Total distributions	(.93)	(.07)	(.05)	(.03)	(5.31)	(4.85)
Redemption fees added to paid in capitalD,G	-	-	-	-	-	-
Net asset value, end of period	$19.97	$18.27	$16.23	$13.59	$16.39	$23.45
Total ReturnB,C	14.80%	13.03%	19.88%	(16.93)%	(7.69)%	36.58%
Ratios to Average Net AssetsF
Expenses before expense reductions	.88%A	.86%	.91%	.89%	.86%	.86%
Expenses net of voluntary waivers, if any	.88%A	.86%	.91%	.89%	.86%	.86%
Expenses net of all reductions	.85%A	.83%	.84%	.78%	.81%	.77%
Net investment income (loss)	1.05%A,E	.15%	.60%	.19%	.21%	.38%
Supplemental Data
Net assets, end of period (in millions)	$2,152	$1,261	$872	$603	$565	$538
Portfolio turnover rate	76%A	96%	139%	228%	170%	380%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .00%.

FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Export and Multinational Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$275,510
Unrealized depreciation	(47,887)
Net unrealized appreciation (depreciation)	$227,623
Cost for federal income tax purposes	$1,933,349

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,265,026 and $603,983, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $311 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $250 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $5.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	742,440,496.15	73.879
Against	196,006,999.93	19.504
Abstain	33,719,201.65	3.356
Broker Non-Votes	32,776,930.05	3.261
TOTAL	1,004,943,627.78	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	948,588,595.83	94.392
Withheld	56,355,031.95	5.608
TOTAL	1,004,943,627.78	100.000
Dennis J. Dirks
Affirmative	950,698,349.04	94.602
Withheld	54,245,278.74	5.398
TOTAL	1,004,943,627.78	100.000
Robert M. Gates
Affirmative	947,567,913.72	94.291
Withheld	57,375,714.06	5.709
TOTAL	1,004,943,627.78	100.000
George H. Heilmeier
Affirmative	948,147,248.47	94.348
Withheld	56,796,379.31	5.652
TOTAL	1,004,943,627.78	100.000
Abigail P. Johnson
Affirmative	944,190,223.14	93.955
Withheld	60,753,404.64	6.045
TOTAL	1,004,943,627.78	100.000
Edward C. Johnson 3d
Affirmative	943,213,044.14	93.857
Withheld	61,730,583.64	6.143
TOTAL	1,004,943,627.78	100.000
Marie L. Knowles
Affirmative	949,452,954.58	94.478
Withheld	55,490,673.20	5.522
TOTAL	1,004,943,627.78	100.000
Ned C. Lautenbach
Affirmative	948,794,328.18	94.413
Withheld	56,149,299.60	5.587
TOTAL	1,004,943,627.78	100.000
Marvin L. Mann
Affirmative	946,649,510.40	94.199
Withheld	58,294,117.38	5.801
TOTAL	1,004,943,627.78	100.000
William O. McCoy
Affirmative	945,952,663.12	94.130
Withheld	58,990,964.66	5.870
TOTAL	1,004,943,627.78	100.000
Robert L. Reynolds
Affirmative	948,326,458.64	94.366
Withheld	56,617,169.14	5.634
TOTAL	1,004,943,627.78	100.000
Cornelia M. Small
Affirmative	949,307,587.45	94.464
Withheld	55,636,040.33	5.536
TOTAL	1,004,943,627.78	100.000
William S. Stavropoulos
Affirmative	947,525,611.83	94.286
Withheld	57,418,015.95	5.714
TOTAL	1,004,943,627.78	100.000
Kenneth L. Wolfe
Affirmative	949,176,424.38	94.451
Withheld	55,767,203.40	5.549
TOTAL	1,004,943,627.78	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EXF-USAN-0405
1.790938.101

Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2005

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Spartan Arizona Municipal Income Fund
Actual	$1,000.00	$1,019.50	$2.75
HypotheticalA	$1,000.00	$1,022.07	$2.76
Fidelity Arizona Municipal Money Market Fund
Actual	$1,000.00	$1,006.00	$2.49
HypotheticalA	$1,000.00	$1,022.32	$2.51

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Semiannual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	24.3	26.8
General Obligations	23.8	22.4
Education	11.3	11.6
Electric Utilities	10.6	11.2
Water & Sewer	10.0	5.5
Average Years to Maturity as of February 28, 2005
		6 months ago
Years	13.3	13.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2005
6 months ago
Years	6.8	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
AAA59.5%	AAA55.7%
AA,A32.1%	AA,A35.9%
BBB4.1%	BBB4.7%
Not Rated2.5%	Not Rated0.4%
Short-Term Investments and Net Other Assets1.8%	Short-Term Investments and Net Other Assets3.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Arizona Municipal Income Fund

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value (Note 1)
Arizona - 86.0%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.) Series A, 6.125% 7/1/09	$550,000	$587,659
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,252,846
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured) (a)	1,000,000	1,082,340
Series B, 5.25% 9/1/19 (FSA Insured)	1,000,000	1,107,100
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,156,799
Arizona School Facilities Board State School Impt. Rev.:
5.25% 7/1/18	1,000,000	1,100,660
5.25% 7/1/20	1,500,000	1,648,965
Arizona State Univ. Revs.:
5.5% 7/1/17 (FGIC Insured)	2,540,000	2,834,411
5.5% 7/1/21 (FGIC Insured)	1,150,000	1,276,282
5.75% 7/1/27 (FGIC Insured)	1,500,000	1,690,575
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (c)	500,000	531,980
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,741,550
5.25% 7/1/13	1,500,000	1,650,450
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,238,520
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	1,000,000	1,098,360
5.5% 11/1/10	375,000	414,818
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	83,848
6.25% 7/1/10	500,000	564,860
6.5% 7/1/10 (MBIA Insured)	200,000	232,614
6.5% 7/1/11 (MBIA Insured)	225,000	265,520
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,000,000	1,000,770
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	300,000	313,560
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	748,783
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,043,800
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,204,082
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	$1,000,000	$1,199,290
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	539,500
6.25% 7/1/11 (Escrowed to Maturity) (d)	405,000	473,712
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A:
5.375% 1/1/14 (MBIA Insured)	500,000	542,265
5.625% 1/1/29 (MBIA Insured)	585,000	633,298
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,770,135
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,165,560
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	591,332
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,447,493
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	829,343
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,000,000	1,046,310
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	400,000	427,176
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	597,307
5.5% 7/1/11	200,000	220,700
5.75% 7/1/15	675,000	750,769
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	383,030
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,408,038
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,120,900
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/10 (AMBAC Insured)	1,000,000	1,090,040
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/29 (MBIA Insured)	770,000	802,594
5.7% 7/1/09 (FGIC Insured)	1,275,000	1,414,230
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,160,690
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,707,631
Series A, 6.25% 7/1/17	1,000,000	1,235,960
Series B, 5.375% 7/1/20	1,000,000	1,111,340
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	1,250,000	844,913
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	$35,000	$35,543
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	214,002
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,145,550
7.5% 7/1/10 (FGIC Insured)	250,000	302,940
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/18	1,000,000	1,099,230
5.25% 1/1/19	1,615,000	1,769,119
Series B:
5% 1/1/20	1,500,000	1,600,920
5% 1/1/21	255,000	272,156
Scottsdale Gen. Oblig. (1999 & 2000 Projs.) 5% 7/1/21 (Pre-Refunded to 7/1/11 @ 100) (d)	1,000,000	1,098,720
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	268,295
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	164,486
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	682,290
5% 7/1/19	1,680,000	1,810,234
5.5% 7/1/17	1,035,000	1,174,653
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	351,292
Tucson Gen. Oblig.:
Series A, 6% 7/1/13	800,000	937,048
5% 7/1/18 (FGIC Insured)	3,295,000	3,591,745
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,255,281
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	604,205
Series A, 7% 7/1/11 (MBIA Insured)	300,000	362,523
6% 7/1/10 (MBIA Insured)	400,000	455,492
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	200,000	218,526
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,535,730
5.5% 7/1/14	425,000	484,139
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,067,550
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	500,000	545,220
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	$1,000,000	$1,107,990
5.25% 6/1/13 (FSA Insured)	245,000	258,798
5.25% 6/1/13 (Pre-Refunded to 6/1/08 @ 100) (d)	255,000	274,977
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (b)(c)	500,000	501,435
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	276,236
		77,851,033
Puerto Rico - 12.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,056,670
Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	561,445
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	793,947
Series 2000 C, 6% 7/1/29	500,000	565,970
Series D, 5.25% 7/1/38	1,000,000	1,045,040
5.75% 7/1/19 (FGIC Insured)	700,000	797,692
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	2,675,000	2,929,794
5.5% 10/1/40 (Escrowed to Maturity) (d)	2,195,000	2,399,420
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	215,594
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured) (a)	500,000	558,090
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	100,000	116,081
		11,039,743
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $85,518,083)		88,890,776
NET OTHER ASSETS - 1.8%		1,591,495
NET ASSETS - 100%		$90,482,271
Legend
(a)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	24.3%
General Obligations	23.8%
Education	11.3%
Electric Utilities	10.6%
Water & Sewer	10.0%
Escrowed/Pre-Refunded	9.1%
Health Care	5.9%
Others* (individually less than 5%)	5.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $85,518,083) - See accompanying schedule		$88,890,776
Cash		2,322,369
Receivable for fund shares sold		406,233
Interest receivable		870,498
Other receivables		8,235
Total assets		92,498,111

Liabilities
Payable for investments purchased on a delayed delivery basis	$1,765,366
Payable for fund shares redeemed	112,265
Distributions payable	96,981
Accrued management fee	41,189
Other affiliated payables	39
Total liabilities		2,015,840

Net Assets		$90,482,271
Net Assets consist of:
Paid in capital		$86,994,197
Undistributed net investment income		8,508
Accumulated undistributed net realized gain (loss) on investments		106,873
Net unrealized appreciation (depreciation) on investments		3,372,693
Net Assets, for 7,854,435 shares outstanding		$90,482,271
Net Asset Value, offering price and redemption price per share ($90,482,271 ÷ 7,854,435 shares)		$11.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2005 (Unaudited)

Investment Income
Interest		$1,708,687

Expenses
Management fee	$230,201
Non-interested trustees' compensation	234
Miscellaneous	80
Total expenses before reductions	230,515
Expense reductions	(18,220)	212,295
Net investment income		1,496,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		119,876
Change in net unrealized appreciation (depreciation) on investment securities		(20,906)
Net gain (loss)		98,970
Net increase (decrease) in net assets resulting from operations		$1,595,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,496,392	$2,802,486
Net realized gain (loss)	119,876	463,856
Change in net unrealized appreciation (depreciation)	(20,906)	1,209,249
Net increase (decrease) in net assets resulting from operations	1,595,362	4,475,591
Distributions to shareholders from net investment income	(1,506,309)	(2,795,363)
Distributions to shareholders from net realized gain	(377,090)	(406,255)
Total distributions	(1,883,399)	(3,201,618)
Share transactions Proceeds from sales of shares	17,483,850	29,031,760
Reinvestment of distributions	1,142,655	2,011,588
Cost of shares redeemed	(6,145,597)	(22,721,013)
Net increase (decrease) in net assets resulting from share transactions	12,480,908	8,322,335
Redemption fees	530	3,125
Total increase (decrease) in net assets	12,193,401	9,599,433

Net Assets
Beginning of period	78,288,870	68,689,437
End of period (including undistributed net investment income of $8,508 and undistributed net investment income of $18,878, respectively)	$90,482,271	$78,288,870
Other Information Shares
Sold	1,512,542	2,514,738
Issued in reinvestment of distributions	98,999	174,888
Redeemed	(531,239)	(1,985,119)
Net increase (decrease)	1,080,302	704,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2005	Years ended August 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$11.32	$11.50	$11.26	$10.72	$10.53
Income from Investment Operations
Net investment income D	.207	.427	.435	.444 F	.472	.486
Net realized and unrealized gain (loss)	.016	.306	(.090)	.254 F	.542	.189
Total from investment operations	.223	.733	.345	.698	1.014	.675
Distributions from net investment income	(.208)	(.427)	(.435)	(.443)	(.475)	(.485)
Distributions from net realized gain	(.055)	(.066)	(.090)	(.015)	(.001)	(.001)
Distributions in excess of net realized gain	-	-	-	-	-	(.003)
Total distributions	(.263)	(.493)	(.525)	(.458)	(.476)	(.489)
Redemption fees added to paid in capital D	- G	- G	- G	- G	.002	.004
Net asset value, end of period	$11.52	$11.56	$11.32	$11.50	$11.26	$10.72
Total Return B, C	1.95%	6.58%	3.01%	6.38%	9.70%	6.69%
Ratios to Average Net Assets E
Expenses before expense reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.50% A	.53%	.52%	.48%	.41%	.48%
Net investment income	3.60% A	3.72%	3.77%	3.96% F	4.32%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$90,482	$78,289	$68,689	$66,105	$50,716	$34,221
Portfolio turnover rate	8% A	14%	19%	30%	24%	37%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

FEffective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

GAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/05	% of fund's investments 8/31/04	% of fund's investments 2/29/04
0 - 30	88.5	92.7	69.0
31 - 90	3.6	0.0	6.5
91 - 180	2.8	4.1	22.9
181 - 397	5.1	3.2	1.6
Weighted Average Maturity
	2/28/05	8/31/04	2/29/04
Fidelity Arizona Municipal Money Market Fund	20 Days	18 Days	40 Days
All Tax Free Money Market Funds Average*	28 Days	36 Days	39 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
Variable Rate Demand Notes (VRDNs)75.6%	Variable Rate Demand Notes (VRDNs)70.9%
Commercial Paper (including CP Mode)13.3%	Commercial Paper (including CP Mode)12.0%
Tender Bonds3.8%	Tender Bonds4.5%
Fidelity Municipal Cash Central Fund0.5%	Fidelity Municipal Cash Central Fund9.5%
Other Investments3.9%	Other Investments2.4%
Net Other Assets2.9%	Net Other Assets0.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.1%
	Principal Amount	Value (Note 1)
Arizona - 94.6%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$1,375,000	$1,375,000
Arizona Health Facilities Auth. Rev. (Southwest Behavioral Health Services, Inc. Proj.) 1.89%, LOC JPMorgan Chase Bank, VRDN (a)	1,930,000	1,930,000
Arizona School Facilities Board Ctfs. of Prtn.:
Bonds Series A, 4.5% 9/1/05 (MBIA Insured)	2,155,000	2,181,537
Participating VRDN Series RF 04 2, 1.94% (Liquidity Facility Bank of New York, New York) (a)(e)	1,400,000	1,400,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN:
Series MS 00 497, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	1,054,500	1,054,500
Series Putters 483, 1.9% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	1,490,000	1,490,000
Series Putters 484, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,490,000	1,490,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	2,630,000	2,630,000
Arizona State Univ. Revs. Participating VRDN:
Series Putters 270, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,200,000	1,200,000
Series ROC II R174, 1.9% (Liquidity Facility Citibank NA) (a)(e)	2,600,000	2,600,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN:
Series PT 2312, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,600,000	1,600,000
Series Puters 690, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	1,700,000	1,700,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,285,000	1,285,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,500,000	1,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.92%, LOC Bank of America NA, VRDN (a)(d)	2,060,000	2,060,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 2.01%, LOC Key Bank NA, VRDN (a)(d)	2,315,000	2,315,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.55%, tender 9/1/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(d)	$6,700,000	$6,700,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.83%, LOC KBC Bank NV, VRDN (a)(d)	4,300,000	4,300,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 2.01%, LOC Key Bank NA, VRDN (a)(d)	2,200,000	2,200,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	700,000	700,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.92% tender 3/1/05, CP mode (d)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 1.97%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.97%, LOC Fannie Mae, VRDN (a)(d)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.92%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(d)	3,100,000	3,100,000
(San Martin Apts. Proj.):
Series A1, 1.89%, LOC Fannie Mae, VRDN (a)(d)	2,700,000	2,700,000
Series A2, 1.89%, LOC Fannie Mae, VRDN (a)(d)	720,000	720,000
(San Miguel Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) 1.89%, LOC Fannie Mae, VRDN (a)(d)	2,100,000	2,100,000
(Village Square Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(d)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 707, 1.96% (Liquidity Facility Morgan Stanley) (a)(d)(e)	2,000,000	2,000,000
Series Merlots 01 A126, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	400,000	400,000
Maricopa County Indl. Dev. Auth. Solid Waste Disp. Rev. Participating VRDN Series MT 48, 1.97%, LOC Lloyds TSB Bank PLC (a)(d)(e)	1,770,000	1,770,000
Phoenix Arpt. Rev. 1.97% 3/1/05, LOC Bank of America NA, CP (d)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev.:
Bonds (Phoenix Arpt. Rev. Proj.) Series B, 5% 7/1/05 (FSA Insured) (d)	$4,745,000	$4,791,165
Participating VRDN Series Merlots 02 A28, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,285,000	1,285,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 1.9% (Liquidity Facility Citibank NA, New York) (a)(e)	1,300,000	1,300,000
Series 1995, 1.9%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	6,000,000	6,000,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating VRDN Series PT 2454, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,445,000	5,445,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN:
Series MS 991, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	1,500,000	1,500,000
Series ROC II R6039, 1.9% (Liquidity Facility Citibank NA) (a)(e)	1,275,000	1,275,000
(Phoenix Wtr. Sys. Rev. Proj.) Series 2004 A, 1.84% (MBIA Insured), VRDN (a)	5,000,000	5,000,000
Series 2003 B:
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	2,000,000	2,000,000
1.5% 3/10/05, LOC Dexia Cr. Local de France, CP	1,600,000	1,600,000
1.6% 4/1/05, LOC Dexia Cr. Local de France, CP	1,300,000	1,300,000
1.75% 3/3/05, LOC Dexia Cr. Local de France, CP	1,600,000	1,600,000
1.9% 4/8/05, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 1.98%, LOC Gen. Elec. Cap. Corp., VRDN (a)	1,000,000	1,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 1.95%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 2.01%, LOC Wachovia Bank NA, VRDN (a)(d)	900,000	900,000
(Laura Dozer Ctr. Proj.) 2.02%, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
(Phoenix Expansion Proj.) 2.12%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,390,000	2,390,000
(Plastican Proj.) Series 1997, 1.92%, LOC Fleet Bank NA, VRDN (a)(d)	2,965,000	2,965,000
(Swift Aviation Svcs., Inc. Proj.) 1.9%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	5,470,000	5,470,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	$280,000	$280,000
Series PT 1082, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,060,000	1,060,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 1.91%, LOC JPMorgan Chase Bank, VRDN (a)	4,225,000	4,225,000
(River Point Proj.) Series 2001, 1.92%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 1.9%, LOC Branch Banking & Trust Co., VRDN (a)	1,600,000	1,600,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 2.01% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	3,490,000	3,490,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,200,000	1,200,000
Series ROC II R1002, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,290,000	1,290,000
Series ROC II R1003, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,285,000	1,285,000
Series SG 03 160, 1.9% (Liquidity Facility Societe Generale) (a)(e)	1,390,000	1,390,000
Series 2004 C:
1.85% 3/11/05, CP	1,600,000	1,600,000
1.95% 3/11/05, CP	3,700,000	3,700,000
Series 97B, 1.83% 3/11/05, CP	1,500,000	1,500,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 1.89% (FGIC Insured), VRDN (a)	1,600,000	1,600,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.87%, LOC Bank of America NA, VRDN (a)	10,210,000	10,210,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.94%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,400,000	1,400,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 2.02%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,000,000	1,000,000
		168,751,877
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 2.0%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PA 561, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$1,500,000	$1,500,000
Series PA 778R, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,025,000	2,025,000
		3,525,000
Other - 0.5%
Fidelity Municipal Cash Central Fund, 1.83% (b)(c)	891,433	891,433
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $173,168,310)		173,168,310
NET OTHER ASSETS - 2.9%		5,218,221
NET ASSETS - 100%		$178,386,531
Security Type Abbreviations
CP-COMMERCIAL PAPER
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(d)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $173,168,310) - See accompanying schedule		$173,168,310
Cash		9,086,226
Receivable for fund shares sold		2,068,318
Interest receivable		504,258
Other receivables		40,394
Total assets		184,867,506

Liabilities
Payable for investments purchased	$4,000,000
Payable for fund shares redeemed	2,404,987
Distributions payable	2,434
Accrued management fee	73,476
Other affiliated payables	78
Total liabilities		6,480,975

Net Assets		$178,386,531
Net Assets consist of:
Paid in capital		$178,385,001
Undistributed net investment income		336
Accumulated undistributed net realized gain (loss) on investments		1,194
Net Assets, for 178,268,113 shares outstanding		$178,386,531
Net Asset Value, offering price and redemption price per share ($178,386,531 ÷ 178,268,113 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2005 (Unaudited)

Investment Income
Interest		$1,363,071

Expenses
Management fee	$411,811
Non-interested trustees' compensation	464
Total expenses before reductions	412,275
Expense reductions	(42,665)	369,610
Net investment income		993,461
Net realized gain (loss) on investment securities		1,043
Net increase in net assets resulting from operations		$994,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$993,461	$856,308
Net realized gain (loss)	1,043	43,224
Net increase in net assets resulting from operations	994,504	899,532
Distributions to shareholders from net investment income	(993,125)	(856,308)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	192,921,834	284,737,103
Reinvestment of distributions	983,283	847,210
Cost of shares redeemed	(172,474,632)	(262,790,710)
Net increase (decrease) in net assets and shares resulting from share transactions	21,430,485	22,793,603
Total increase (decrease) in net assets	21,431,864	22,836,827

Net Assets
Beginning of period	156,954,667	134,117,840
End of period (including undistributed net investment income of $336 and undistributed net investment income of $0, respectively)	$178,386,531	$156,954,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2005	Years ended August 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	.006	.006	.008	.013	.032	.034
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.006	.006	.008	.013	.032	.034
Distributions from net investment income	(.006)	(.006)	(.008)	(.013)	(.032)	(.034)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.006)	(.006)	(.008)	(.013)	(.032)	(.034)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return B, C, D	.60%	.60%	.86%	1.30%	3.23%	3.50%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.45% A	.49%	.48%	.45%	.47%	.50%
Net investment income	1.22% A	.60%	.82%	1.27%	3.19%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$178,387	$156,955	$134,118	$132,208	$101,853	$105,704

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the former account closeout fee.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

FAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Arizona Municipal Income Fund	$85,498,660	$3,519,345	$(127,229)	$3,392,116
Fidelity Arizona Municipal Money Market Fund	173,168,310	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $16,655,670 and $3,339,944, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Arizona Municipal Money Market Fund	$100,107

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's management fee. During the period, these credits reduced management fee by the following amounts:

Spartan Arizona Municipal Income Fund	$18,220	|
Fidelity Arizona Municipal Money Market Fund	42,665

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the shareholders of Spartan Arizona Municipal Income Fund was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	742,440,496.15	73.879
Against	196,006,999.93	19.504
Abstain	33,719,201.65	3.356
Broker Non-Votes	32,776,930.05	3.261
TOTAL	1,004,943,627.78	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	948,588,595.83	94.392
Withheld	56,355,031.95	5.608
TOTAL	1,004,943,627.78	100.000
Dennis J. Dirks
Affirmative	950,698,349.04	94.602
Withheld	54,245,278.74	5.398
TOTAL	1,004,943,627.78	100.000
Robert M. Gates
Affirmative	947,567,913.72	94.291
Withheld	57,375,714.06	5.709
TOTAL	1,004,943,627.78	100.000
George H. Heilmeier
Affirmative	948,147,248.47	94.348
Withheld	56,796,379.31	5.652
TOTAL	1,004,943,627.78	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	944,190,223.14	93.955
Withheld	60,753,404.64	6.045
TOTAL	1,004,943,627.78	100.000
Edward C. Johnson 3d
Affirmative	943,213,044.14	93.857
Withheld	61,730,583.64	6.143
TOTAL	1,004,943,627.78	100.000
Marie L. Knowles
Affirmative	949,452,954.58	94.478
Withheld	55,490,673.20	5.522
TOTAL	1,004,943,627.78	100.000
Ned C. Lautenbach
Affirmative	948,794,328.18	94.413
Withheld	56,149,299.60	5.587
TOTAL	1,004,943,627.78	100.000
Marvin L. Mann
Affirmative	946,649,510.40	94.199
Withheld	58,294,117.38	5.801
TOTAL	1,004,943,627.78	100.000
William O. McCoy
Affirmative	945,952,663.12	94.130
Withheld	58,990,964.66	5.870
TOTAL	1,004,943,627.78	100.000
Robert L. Reynolds
Affirmative	948,326,458.64	94.366
Withheld	56,617,169.14	5.634
TOTAL	1,004,943,627.78	100.000
Cornelia M. Small
Affirmative	949,307,587.45	94.464
Withheld	55,636,040.33	5.536
TOTAL	1,004,943,627.78	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	947,525,611.83	94.286
Withheld	57,418,015.95	5.714
TOTAL	1,004,943,627.78	100.000
Kenneth L. Wolfe
Affirmative	949,176,424.38	94.451
Withheld	55,767,203.40	5.549
TOTAL	1,004,943,627.78	100.000
ADenotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-USAN-0405
1.790941.101

Spartan®

Maryland
Municipal Income

Fund

Semiannual Report

February 28, 2005

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Actual	$1,000.00	$1,019.10	$2.75
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.07	$2.76

*Expenses are equal to the Fund's annualized expense ratio of .55%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.3	34.7
Escrowed/Pre-Refunded	19.3	15.2
Health Care	11.8	13.3
Education	10.1	10.2
Electric Utilities	6.3	2.3
Average Years to Maturity as of February 28, 2005
		6 months ago
Years	14.5	15.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2005
6 months ago
Years	6.6	7.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
AAA63.0%	AAA57.6%
AA,A31.9%	AA,A33.8%
BBB1.0%	BBB3.2%
Not Rated2.6%	Not Rated1.6%
Short-Term Investments and Net Other Assets1.5%	Short-Term Investments and Net Other Assets3.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value (Note 1)
Maryland - 85.5%
Anne Arundel County Gen. Oblig. 5.375% 3/1/15	$2,000,000	$2,223,000
Baltimore Board of School Commissioners School Sys. Rev. 5% 5/1/11	2,545,000	2,784,306
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,650,825
Baltimore County Gen. Oblig.:
5% 8/1/15	2,385,000	2,633,422
5.25% 9/1/11	2,000,000	2,230,020
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (c)	2,000,000	2,243,320
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	2,000,000	1,852,680
7% 10/15/09 (MBIA Insured)	1,000,000	1,169,800
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,074,000
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,416,073
5.2% 7/1/32 (FGIC Insured)	250,000	265,938
(Wtr. Projs.) Series A:
5% 7/1/24 (Escrowed to Maturity) (c)	730,000	801,504
5% 7/1/24 (FGIC Insured)	370,000	408,376
Carroll County Gen. Oblig. 5% 11/1/11	500,000	548,865
Howard County Gen. Oblig.:
Series 2003 A, 5% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (c)	1,000,000	1,105,890
Series 2004 A, 5% 8/15/14	1,000,000	1,111,290
Series A:
5.25% 8/15/14	2,395,000	2,649,996
5.25% 8/15/14 (Pre-Refunded to 2/15/12 @ 100) (c)	605,000	676,529
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (b)	200,000	201,886
Maryland Dept. of Trans. Consolidated Trans. Rev. 5% 11/1/10	3,000,000	3,275,820
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,642,260
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 101) (c)	5,000,000	5,692,198
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - continued
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.): - continued
Second Series:
5% 7/15/11	$1,500,000	$1,616,415
5.25% 7/15/12	2,000,000	2,173,860
5.25% 7/15/13	1,500,000	1,627,365
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,066,640
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,085,880
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	271,898
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	164,272
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,055,180
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,000,000	1,096,680
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	925,000	968,632
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,531,950
(Johns Hopkins Univ. Issue Proj.):
Series A:
5% 7/1/38	2,000,000	2,080,000
5% 7/1/41	3,590,000	3,697,628
5% 7/1/32	1,000,000	1,037,180
5.125% 7/1/20	500,000	532,080
6% 7/1/10	500,000	568,575
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,070,950
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,041,840
(North Arundel Hosp. Proj.) 6.5% 7/1/31	1,320,000	1,501,830
(Univ. of Maryland Med. Sys. Proj.):
5.25% 7/1/34	1,000,000	1,026,980
6.75% 7/1/30	500,000	567,860
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,208,317
5.25% 12/15/15	320,000	349,094
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,120,150
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8% 7/1/16 (Escrowed to Maturity) (c)	960,000	1,138,906
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - continued
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	$2,300,000	$2,415,414
Montgomery County Gen. Oblig. Series 2004 A, 5% 4/1/11	3,430,000	3,766,483
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	533,265
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A:
5.9% 7/1/05 (b)	760,000	768,216
6% 7/1/07 (b)	500,000	529,175
5.5% 4/1/12 (AMBAC Insured) (b)	1,500,000	1,658,865
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,780,104
Prince Georges County Gen. Oblig.:
Series A, 5% 10/1/19	2,000,000	2,169,660
5.5% 5/15/11 (FSA Insured)	2,000,000	2,253,140
Washington D.C. Metropolitan Area Trans. Auth. Gross Rev. 6% 7/1/10 (FGIC Insured)	1,570,000	1,791,119
		88,923,601
Puerto Rico - 13.0%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,158,550
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,122,890
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	850,000	930,963
5.5% 10/1/40 (Escrowed to Maturity) (c)	3,450,000	3,771,299
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,157,940
Series HH, 5.25% 7/1/29 (FSA Insured)	2,200,000	2,371,534
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,682,655
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured) (a)	$200,000	$229,084
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,147,140
		13,572,055
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $98,250,803)		102,495,656
NET OTHER ASSETS - 1.5%		1,529,898
NET ASSETS - 100%		$104,025,554
Legend
(a)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.3%
Escrowed/Pre-Refunded	19.3%
Health Care	11.8%
Education	10.1%
Electric Utilities	6.3%
Others* (individually less than 5%)	20.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $98,250,803) - See accompanying schedule		$102,495,656
Cash		2,511,668
Receivable for fund shares sold		72,300
Interest receivable		1,062,655
Other receivables		9,937
Total assets		106,152,216

Liabilities
Payable for investments purchased on a delayed delivery basis	$1,391,222
Payable for fund shares redeemed	590,464
Distributions payable	96,534
Accrued management fee	48,386
Other affiliated payables	56
Total liabilities		2,126,662

Net Assets		$104,025,554
Net Assets consist of:
Paid in capital		$99,442,257
Undistributed net investment income		3,164
Accumulated undistributed net realized gain (loss) on investments		335,280
Net unrealized appreciation (depreciation) on investments		4,244,853
Net Assets, for 9,447,426 shares outstanding		$104,025,554
Net Asset Value, offering price and redemption price per share ($104,025,554 ÷ 9,447,426 shares)		$11.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2005 (Unaudited)

Investment Income
Interest		$2,153,038

Expenses
Management fee	$279,951
Non-interested trustees' compensation	289
Miscellaneous	100
Total expenses before reductions	280,340
Expense reductions	(18,738)	261,602
Net investment income		1,891,436
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	458,935
Swap agreements	16,889
Total net realized gain (loss)		475,824
Change in net unrealized appreciation (depreciation) on: Investment securities	(450,834)
Swap agreements	(25,966)
Total change in net unrealized appreciation (depreciation)		(476,800)
Net gain (loss)		(976)
Net increase (decrease) in net assets resulting from operations		$1,890,460

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,891,436	$3,740,389
Net realized gain (loss)	475,824	435,168
Change in net unrealized appreciation (depreciation)	(476,800)	1,622,587
Net increase (decrease) in net assets resulting from operations	1,890,460	5,798,144
Distributions to shareholders from net investment income	(1,894,747)	(3,739,941)
Distributions to shareholders from net realized gain	(297,351)	-
Total distributions	(2,192,098)	(3,739,941)
Share transactions Proceeds from sales of shares	16,018,046	22,593,643
Reinvestment of distributions	1,508,096	2,609,274
Cost of shares redeemed	(13,066,822)	(20,880,179)
Net increase (decrease) in net assets resulting from share transactions	4,459,320	4,322,738
Redemption fees	867	1,122
Total increase (decrease) in net assets	4,158,549	6,382,063

Net Assets
Beginning of period	99,867,005	93,484,942
End of period (including undistributed net investment income of $3,164 and undistributed net investment income of $6,475, respectively)	$104,025,554	$99,867,005
Other Information Shares
Sold	1,446,522	2,050,086
Issued in reinvestment of distributions	136,541	237,457
Redeemed	(1,182,862)	(1,915,093)
Net increase (decrease)	400,201	372,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2005	Years ended August 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$11.04	$10.78	$10.90	$10.77	$10.25	$10.09
Income from Investment Operations
Net investment income D	.205	.427	.433	.444	.470	.474
Net realized and unrealized gain (loss)	.004 E	.260	(.120)	.130	.523	.161
Total from investment operations	.209	.687	.313	.574	.993	.635
Distributions from net investment income	(.206)	(.427)	(.433)	(.444)	(.473)	(.476)
Distributions from net realized gain	(.033)	-	-	-	-	-
Total distributions	(.239)	(.427)	(.433)	(.444)	(.473)	(.476)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	.001
Net asset value, end of period	$11.01	$11.04	$10.78	$10.90	$10.77	$10.25
Total Return B, C	1.91%	6.46%	2.88%	5.49%	9.92%	6.53%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.51% A	.53%	.52%	.47%	.40%	.45%
Net investment income	3.75% A	3.89%	3.94%	4.15%	4.48%	4.76%
Supplemental Data
Net assets, end of period (000 omitted)	$104,026	$99,867	$93,485	$96,839	$76,256	$54,595
Portfolio turnover rate	18% A	14%	30%	5%	11%	27%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

GAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Maryland Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Maryland. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount and capital loss carryforwards.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$4,478,449
Unrealized depreciation	(229,856)
Net unrealized appreciation (depreciation)	$4,248,593
Cost for federal income tax purposes	$98,247,063

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $15,402,420 and $8,805,144, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .55% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $18,738.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	742,440,496.15	73.879
Against	196,006,999.93	19.504
Abstain	33,719,201.65	3.356
Broker Non-Votes	32,776,930.05	3.261
TOTAL	1,004,943,627.78	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	948,588,595.83	94.392
Withheld	56,355,031.95	5.608
TOTAL	1,004,943,627.78	100.000
Dennis J. Dirks
Affirmative	950,698,349.04	94.602
Withheld	54,245,278.74	5.398
TOTAL	1,004,943,627.78	100.000
Robert M. Gates
Affirmative	947,567,913.72	94.291
Withheld	57,375,714.06	5.709
TOTAL	1,004,943,627.78	100.000
George H. Heilmeier
Affirmative	948,147,248.47	94.348
Withheld	56,796,379.31	5.652
TOTAL	1,004,943,627.78	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	944,190,223.14	93.955
Withheld	60,753,404.64	6.045
TOTAL	1,004,943,627.78	100.000
Edward C. Johnson 3d
Affirmative	943,213,044.14	93.857
Withheld	61,730,583.64	6.143
TOTAL	1,004,943,627.78	100.000
Marie L. Knowles
Affirmative	949,452,954.58	94.478
Withheld	55,490,673.20	5.522
TOTAL	1,004,943,627.78	100.000
Ned C. Lautenbach
Affirmative	948,794,328.18	94.413
Withheld	56,149,299.60	5.587
TOTAL	1,004,943,627.78	100.000
Marvin L. Mann
Affirmative	946,649,510.40	94.199
Withheld	58,294,117.38	5.801
TOTAL	1,004,943,627.78	100.000
William O. McCoy
Affirmative	945,952,663.12	94.130
Withheld	58,990,964.66	5.870
TOTAL	1,004,943,627.78	100.000
Robert L. Reynolds
Affirmative	948,326,458.64	94.366
Withheld	56,617,169.14	5.634
TOTAL	1,004,943,627.78	100.000
Cornelia M. Small
Affirmative	949,307,587.45	94.464
Withheld	55,636,040.33	5.536
TOTAL	1,004,943,627.78	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	947,525,611.83	94.286
Withheld	57,418,015.95	5.714
TOTAL	1,004,943,627.78	100.000
Kenneth L. Wolfe
Affirmative	949,176,424.38	94.451
Withheld	55,767,203.40	5.549
TOTAL	1,004,943,627.78	100.000
ADenotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMD-USAN-0405
1.790944.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Christine Reynolds Christine Reynolds President and Treasurer

Date:	April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds Christine Reynolds President and Treasurer

Date:	April 19, 2005

By:	/s/Timothy F. Hayes Timothy F. Hayes Chief Financial Officer

Date:	April 19, 2005